Real Estate Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Transactions [Abstract]
Gain from sale of real estate	$ 5	$ 10	$ 12
Previously deferred gains on sales of assets included in income	4	3	3
Proceeds from sales of property, plant and equipment	$ 2	$ 39	$ 11